Debt, cash and cash equivalents and lease liabilities - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt		€ 137		€ 139		€ 187
Total debt		16,137		16,531		19,218		€ 20,250
Cash and cash equivalents		(7,441)		(8,710)	[1]	(12,736)	[1]	€ (10,098)	[1]
Interest rate and currency derivatives used to manage cash and cash equivalents		76		(28)		(45)
Net debt	[2]	8,772		7,793		6,437
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		14,592		15,134		18,861
Other bank borrowings		1,354		1,248		286
Other borrowings		3		6		6
Bank credit balances		209		203		168
Interest rate and currency derivatives used to manage debt		13		(18)		(48)
Total debt		16,171		16,573		19,273
Cash and cash equivalents		(7,441)		(8,710)		(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		76		(28)		(45)
Net debt	[4]	8,806	[3]	7,835		6,492
Value on redemption | Less than 1 year
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		2,716		718		3,817
Other bank borrowings		1,290		1,118		187
Other borrowings		3		6		6
Bank credit balances		209		203		168
Interest rate and currency derivatives used to manage debt		13		(18)		(48)
Total debt		4,231		2,027		4,130
Cash and cash equivalents		(7,441)		(8,710)		(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		76		(28)		(45)
Net debt		(3,134)	[3]	(6,711)		(8,651)
Value on redemption | 1 to 2 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		3,010		2,600		600
Other bank borrowings		32		98		61
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		3,042		2,698		661
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt		3,042	[3]	2,698		661
Value on redemption | 2 to 3 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		1,150		3,010		2,600
Other bank borrowings		1		1		0
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		1,151		3,011		2,600
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt		1,151	[3]	3,011		2,600
Value on redemption | 3 to 4 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		1,666		1,150		4,160
Other bank borrowings		1		1		0
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		1,667		1,151		4,160
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt		1,667	[3]	1,151		4,160
Value on redemption | 4 to 5 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		1,300		1,606		0
Other bank borrowings		1		1		0
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		1,301		1,607		0
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt		1,301	[3]	1,607		0
Value on redemption | More than 5 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		4,750		6,050		7,684
Other bank borrowings		29		29		38
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		4,779		6,079		7,722
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt		4,779	[3]	6,079		7,722
Value on redemption | Non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents		0		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0		0
Net debt	[4]	11,940		14,546		15,143
Value on redemption | Current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents		(7,441)		(8,710)		(12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		76		(28)		(45)
Net debt	[4]	(3,134)		(6,711)		(8,651)
Value on redemption | Non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		11,876		14,416		15,044
Other bank borrowings		64		130		99
Other borrowings		0		0		0
Bank credit balances		0		0		0
Interest rate and currency derivatives used to manage debt		0		0		0
Total debt		11,940		14,546		15,143
Value on redemption | Current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		2,716		718		3,817
Other bank borrowings		1,290		1,118		187
Other borrowings		3		6		6
Bank credit balances		209		203		168
Interest rate and currency derivatives used to manage debt		13		(18)		(48)
Total debt		€ 4,231		€ 2,027		€ 4,130

[1]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024, €2,030 million as of December 31, 2023, and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.)
[3]	(a)Net debt does not include lease liabilities, which amounted to €1,906 million as of December 31, 2024; €2,030 million as of December 31, 2023;
and €2,181 million as of December 31, 2022 (see the maturity analysis at Note D.17.2.).

[4]	(a)Net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.)